Marketable securities:	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

7. Marketable securities:

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

For the year ended December 31, 2009, 2010 and 2011 marketable securities amounted respectively to $35,353,000, $23,160,000 and $21,035,000.

As of December 31, 2009, December 31, 2010 and December 31, 2011 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains. (Losses)
	2010	2011	2010	2011	2010	2011
Credit Agricole securities	16,234	17,802	16,234	17,802	-	-
Credit Lyonnais securities	-	-	-	-	-	-
HSBC securities	6,926	3,234	6,926	3,234	-	-
Total	23,160	21,036	23,160	21,036	-	-

Gross realized gains on sales of these available-for-sale securities amounted to $153,000, $74,000 and $40,000 for the years ended December 31, 2009, 2010 and 2011 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains
	2010	2011	2010	2011	2010	2011
Credit Agricole securities	18,328	5,775	27,435	8,062	17	10
Credit Lyonnais securities	90	-	45	-	-	-
HSBC securities	64,710	20,607	46,152	16,953	57	31
Total	83,128	26,382	73,632	25,015	74	41